PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 59,742	€ 57,765	€ 63,535	€ 64,309
Lease liabilities			€ 63,535
Depreciation of right-of-use assets	20,159	17,067
Interest expense on lease liabilities	943	1,172
Contractual commitments for acquisition of property, plant and equipment	101,361	105,335
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	382,005	€ 352,154
Gross carrying amount | Property, Plant and Equipment, Industrial Tools and Land
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 60,000